IPO and IPO-Related Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Net proceeds from initial public offering after deducting commissions and offering expenses			$ 0	$ 622,131	$ 0
Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Type of shares redesignated				Pre-IPO Series A Preferred Shares
Number of shares redesignated				32,000,000
Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Type of shares redesignated				Pre-IPO Series B Preferred Shares
Number of shares redesignated				65,431,579
Sogou Inc. [Member]
Class of Stock [Line Items]
Redesignation basis	one-for-one basis
Sogou Inc. [Member] | IPO [Member]
Class of Stock [Line Items]
Net proceeds from initial public offering after deducting commissions and offering expenses	$ 622,100
Sogou Inc. [Member] | Sohu [Member] | Redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Type of shares redesignated	Pre-IPO Class A Ordinary Shares
Number of shares redesignated	127,200,000
Sogou Inc. [Member] | Tencent [Member] | Redesignation of Pre-IPO Class A Ordinary Shares into Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Type of shares redesignated	Pre-IPO Class A Ordinary Shares
Number of shares redesignated	6,757,875
Sogou Inc. [Member] | Tencent [Member] | Redesignation of Pre-IPO Class B Ordinary Shares into Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Type of shares redesignated	Pre-IPO Class B Ordinary Shares
Number of shares redesignated	79,368,421
Sogou Inc. [Member] | Tencent [Member] | Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Type of shares redesignated	Pre-IPO Series B Preferred Shares
Number of shares redesignated	65,431,579
Sogou Inc. [Member] | Photon [Member] | Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Type of shares redesignated	Pre-IPO Series A Preferred Shares
Number of shares redesignated	32,000,000
Sogou Inc. [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Voting right entitled to ordinary shares		one vote per share
Sogou Inc. [Member] | Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued and sold to the public	50,643,856
Sogou Inc. [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Voting right entitled to ordinary shares		10 votes per share
Sogou Inc. [Member] | ADS [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued and sold to the public	50,643,856
Share price, initial public offering	$ 13.00